Biological assets (Details Narrative) - ARS ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Biological assets
Point of harvest amount	$ (159,780)	$ (162,645)
Initial recognition and changes in fair value of biological assets	(6,564)	(20,393)
Amount attributable to price changes	(4,008)	(12,691)
Amount attributable to physical changes	$ (2,556)	$ (7,702)